RULE 497 FILING

On behalf of each series of Goldman Sachs Trust II listed in Exhibit A (the “Funds”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information. The interactive data files included as exhibits to this filing relate to the supplement filed with the Securities and Exchange Commission on behalf of the Funds pursuant to Rule 497(e) on April 3, 2020 (Accession No. 0001193125-20-098081), which is incorporated by reference into this Rule 497 Filing.

EXHIBIT A

Multi-Manager International Equity Fund

Multi-Manager U.S. Dynamic Equity Fund

Multi-Manager U.S. Small Cap Equity Fund

Goldman Sachs GQG Partners International Opportunities Fund

Goldman Sachs Multi-Manager Alternatives Fund

Goldman Sachs Multi-Manager Global Equity Fund

Goldman Sachs Multi-Manager Non-Core Fixed Income Fund

Goldman Sachs Multi-Manager Real Assets Strategy Fund

Goldman Sachs Target Date Retirement Portfolio

Goldman Sachs Target Date 2025 Portfolio

Goldman Sachs Target Date 2030 Portfolio

Goldman Sachs Target Date 2035 Portfolio

Goldman Sachs Target Date 2040 Portfolio

Goldman Sachs Target Date 2045 Portfolio

Goldman Sachs Target Date 2050 Portfolio

Goldman Sachs Target Date 2055 Portfolio

Goldman Sachs Target Date 2060 Portfolio